Note 16 - Fair Value Measurements (Details) - Reconciliation and Income Statement Classification of Gains and Losses (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 930,760	$ 727,240	$ 1,114,126
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	312,751	444,646	168,342
Disposals – amortization based on loan payments and payoffs	(160,873)	(257,057)	(240,662)
Changes in fair value	315,758	15,931	(314,566)
Balance	1,398,396	930,760	727,240
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	930,760	727,240	1,114,126
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	312,751	444,646	168,342
Disposals – amortization based on loan payments and payoffs	(160,873)	(257,057)	(240,662)
Changes in fair value	315,758	15,931	(314,566)
Balance	$ 1,398,396	$ 930,760	$ 727,240